Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Significant Accounting Policies
Schedule Of Fair Value Measurements By Level On Recurring Basis
February 28, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	-	-	$262,920	$262,920
May 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	-	-	$537,540	$537,540

May 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$537,540	$537,540
May 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,721,718	$1,721,718

Summary Of Warrants, Convertible Notes And Convertible Preferred Stock Were Excluded From The Computation Of Diluted Net Loss Per Shares
	Nine months ended
	February 28,
	2022	2021
	(Shares)	(Shares)
Convertible notes payable	73,033,321	126,424,131
Series B convertible preferred stock	150,000,000	150,000,000
Series C convertible preferred stock	16,500,000	16,500,000
Series D convertible preferred stock	90,000,000	95,250,000
Series E convertible preferred stock	149,895,000	149,895,000
	479,428,321	538,069,131

	Year ended
	May 31,
	2021	2020
	(Shares)	(Shares)
Warrants	-	92,322,564
Convertible notes payable	185,358,384	582,762,000
Series B convertible preferred stock	150,000,000	150,000,000
Series C convertible preferred stock	16,500,000	16,500,000
Series D convertible preferred stock	95,250,000	95,250,000
Series E convertible preferred stock	149,895,000	95,250,000
	597,003,384	1,032,084,564

Reconciliation Of The Numerators And Denominators Of The Basic And Diluted Earnings Per Share Computation
	Net Income (Loss)	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$62,221	541,216,924	$0.00
Effect of dilutive securities:
Convertible notes payable	(274,620)	73,033,321	(0.00)
Preferred stock	-	-	-
Diluted EPS	$(212,399)	614,250,245	$(0.00)
	Net Income (Loss)	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$1,326,558	537,774,616	$0.00
Effect of dilutive securities:
Convertible notes payable	(1,355,087)	126,424,131	(0.01)
Preferred stock	-	-	-
Diluted EPS	$(28,529)	664,198,747	$(0.00)

	Net Income (Loss)	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$1,142,894	537,774,616	$0.00
Effect of dilutive securities:
Warrants	-	-	-
Convertible notes payable	(1,190,805)	185,358,384	-
Preferred stock	-	-	-
Diluted EPS	$(47,911)	723,133,000	$(0.00)